As filed with the Securities and Exchange Commission on March 3, 2000.

-------------------------------------------------------------------------------

                                                             File Nos. 333-50879
                                                                       811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 3

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 11

                  GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                        GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

ANTHONY POOLE, ESQUIRE                   TERRY R. YOUNG, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY          ALLSTATE LIFE FINANCIAL SERVICES, INC.
3100 SANDERS ROAD, SUITE J5B             3100 SANDERS ROAD, SUITEJ5B
NORTHBROOK, ILLINOIS 60062               NORTHBROOK, ILLINOIS 60062


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485
     __ on (date)  pursuant to  paragraph  (b) of Rule 485
      X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES  BEING  REGISTERED:  Units of Interest in the Glenbrook Life
and  Annuity  Company  Separate  Account  A  under  Deferred   Variable  Annuity
Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to reflect (a) the substitution of a new income benefit option and (b) the substitution of a new income and death benefit option, both of which Registrant proposes to make available on or about May 1, 2000 under the contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein. Prior to May 1, 2000, Registrant intends to file a subsequent post-effective amendment, including revised prospectuses and a statement of additional information, that will incorporate the changes set out in this Amendment.

PART A
------
Each prospectus contained in the registration statement is amended as follows:


1. In the section entitled "The Contract at a Glance," the language contained in the first bullet under the heading "Expenses" shall be replaced with the following:


     o Total Variable Account annual fees equal to 1.10% of average daily net assets (1.30% if you select the Enhanced Death Benefit Option or the Performance Death Benefit Rider if you select the Income Benefit Combination Option, and 1.60% if you select the Enhanced Death and Income and Death Benefit Combination Option)


2. The information contained under the heading "Variable Account Annual Expenses" in the Expense Table shall be replaced with the following:


                  Mortality and Expense Risk Charge               1.00%*
                  -------------------------------------------------------
                  Administrative Expense Charge                   0.10%
                  -------------------------------------------------------
                  Total Variable Account Annual Expenses          1.10%
                  -------------------------------------------------------


               * If you select the Enhanced Death Benefit Option, the mortality and expense risk charge is 1.30%. If you select the Enhanced Death and Income Benefit Combination Rider, the mortality and expense risk charge is 1.60%.


3. The examples following the Expense Table shall include the following charts (to be completed by amendment):


     (With Optional Income Benefit Combination Provision )

      Name of Sub-Account           1 Year  3 Years  5 Years  10 Years
      -------------------           ------  -------  -------  --------

     (With Optional Income and Death Benefit Combination Provision )

      Name of Sub-Account           1 Year  3 Years  5 Years  10 Years
      -------------------           ------  -------  -------  --------



     The language following Example 2 shall be replaced with the following:

               Please remember that you are looking at examples and not a representation of past or future earnings. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider with a mortality and expense risk charge of 1.60%. If that Rider were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on the current average Contract size of $47,490.


4. The section entitled "Mortality and Expense Risk Charge" shall be replaced with the following:

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, and 1.60% if you select the Enhanced Death and Income Benefit Combination Rider). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider to compensate us for the additional risk that we accept by providing these options.

We guarantee that we will not raise the mortality and expense charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


5. The section entitled "Enhanced Death Benefit" shall be replaced with the following:

Enhanced Death Benefit

Enhanced Death Benefit Rider

If the Contract owner is a living individual, the enhanced death benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (4) above, or (5) the enhanced death benefit. The enhanced death benefit is equal to the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

That enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

Enhanced Death Benefit A. At issue, Enhanced Death Benefit A is equal to the initial purchase payment. After issue, Enhanced Death Benefit A is the greatest of the Anniversary Values as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

          (a)  is the withdrawal amount,
          (b)  is the Contract Value immediately prior to the withdrawal, and
          (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday.

Enhanced Death Benefit B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment, as defined below. Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of:

     o    the date we determine the death benefit, or
     o the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

          The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

          (a)  the withdrawal amount,
          (b)  is the Contract Value immediately prior to the withdrawal, and
          (c)  is the most recently calculated enhanced death benefit.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

6. The section entitled "Enhanced Death and Income Benefit Combination Rider" shall be replaced with the following:

Enhanced Death and Income Benefit Combination Rider


You may elect not to choose the Enhanced Death Benefit Rider and may instead choose the Enhanced Death and Income Benefit Combination Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is as described above under "Enhanced Death Benefit Rider Enhanced Death Benefit B."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to the value the enhanced death benefit would be on the Payout Start Date.


     To exercise your enhanced income benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after the tenth anniversary of the Rider Date, and within 30 days after a Contract Anniversary. No Market Value Adjustment will be applied to the enhanced incomed benefit amount. In addition, you must apply your enhanced income benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

     1. 10 years, if the youngest Annuitant's age is 90 or less on the date you apply the Benefit, or

     2. 5 years, if the youngest Annuitant's age is greater than 90 on the date you apply the Benefit.

               If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option may not be available in all states.

               Income Base

     The Income Base is the greater of Income Base A or Income Base B.

               Income Base is used solely for the purpose of calculating the Guaranteed Income Benefit and does not provide a Contract Value or guarantee performance of any investment option.

     Income Base A

o    On the Rider Date, Income Base A is equal to the Contract Value

o After the Rider Date, Income Base A is recalculated as follows on the Contract Anniversary and when a purchase payment or withdrawal is made

o For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment

o For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below)

o On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

     In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

     We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

     Income Base B

     On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest owner or Annuitant (if the Contract owner is not a natural person).

     Withdrawal Adjustment

     The adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

          (1)  = the withdrawal amount

          (2)  = the Contract Value

          (3)  = the most recently calculated Income Base

     Guaranteed Income Benefit

     The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

A claim for a distribution on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

     o    a certified copy of a death certificate; or

     o a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

     o    any other proof acceptable to us.


PART B
-------

The statement of additional information contained in the registration statement is amended as follows:


1. The tables in the sections entitled "Standardized Total Returns" and "Non-Standardized Total Returns" shall be deleted and replaced with the following tables(to be completed by amendment):



(WITHOUT THE ENHANCED DEATH BENEFIT OPTION OR THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION OPTION)

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE ENHANCED DEATH BENEFIT OPTION)*

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION OPTION)*

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------


2. The tables in the section entitled "Adjusted Historical Total Returns" shall be deleted and replaced with the following tables(to be completed by amendment):



(WITHOUT THE ENHANCED DEATH BENEFIT OPTION OR THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE ENHANCED DEATH BENEFIT OPTION)*

                                                                 10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------



(WITH THE ENHANCED DEATH AND INCOME BENEFIT OPTION)*

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                           --------------------------------------------------

PART C

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(4)      Form of Contract Riders
         Form of Contract Amendment

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 2nd day of March, 2000.

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                      BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

(SEAL)

                                    By: /s/MICHAEL J. VELOTTA
                                    --------------------------
                                    Michael J. Velotta
                                    Vice President, Secretary and
                                        General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 2nd day of March, 2000.



*/THOMAS J. WILSON, II              President and Chief Operating Officer
----------------------
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General Counsel
----------------------                and Director
Michael J. Velotta


*/JOHN R. HUNTER                    Vice President and Director
----------------
John R. Hunter


*/KEVIN R. SLAWIN                   Vice President and Director
------------------                   (Principal Financial Officer)
Kevin R. Slawin


*/CASEY J. SYLLA                    Chief Investment Officer and Director
-----------------
Casey J. Sylla


*/SAMUEL H. PILCH                   Controller
----------------------               (Principal Accounting Officer)
Samuel H. Pilch


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

                                  EXHIBIT LIST

The following exhibit is filed herewith:

EXHIBIT NO.                DESCRIPTION

(4)                     Form of Contract Riders
                        Form of Contract Amendment